Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 131,247,787	$ 15,643,404	$ 14,044,269	$ (192,212,544)	$ 23,612,413	$ 8,640,871	$ 976,200
Beginning balance, shares at Dec. 31, 2020	8,486,956
Stock-based payment for consulting fee (Note 18)	$ 21,840	11,318,641					11,340,481
Stock-based payment for consulting fee, shares	7,000
Net loss for the year				(14,098,340)		(366,570)	(14,464,910)
Foreign currency translation gain					63,473	(18,950)	44,523
Common stock issued for business acquisition	$ 5,436,456						5,436,456
Common stock issued for business acquisition, shares	1,213,630
Conversion of convertible notes (Note 15)	$ 1,745,930	(205,810)					1,540,120
Conversion of convertible notes, shares	598,034
Issuance of common stock for financing (Note 18)	$ 13,071,998						13,071,998
Issuance of common stock for financing, shares	3,140,740
Employee stock incentive (Note 18)	$ 2,792,000	158,070					2,950,070
Employee stock incentive, shares	200,000
Minority shareholders’ contribution						4,047	4,047
Ending balance, value at Jun. 30, 2021	$ 154,316,011	26,914,305	14,044,269	(206,310,884)	23,675,886	8,259,398	20,898,985
Ending balance, shares at Jun. 30, 2021	13,646,360
Beginning balance, value at Dec. 31, 2021	$ 161,098,010	22,447,083	14,044,269	(202,137,403)	23,800,299	(1,759)	19,250,499
Beginning balance, shares at Dec. 31, 2021	15,513,605
Stock-based payment for consulting fee (Note 18)	$ 180,050						180,050
Stock-based payment for consulting fee, shares	10,000
Disposal of iASPEC					1,138,915		1,138,915
Net loss for the year				(2,000,555)			(2,000,555)
Foreign currency translation gain					(1,767,671)		(1,767,671)
Common stock issued for business acquisition	$ 118,244						118,244
Common stock issued for business acquisition, shares	67,184
Disposal of a consolidated entity						1,759	1,759
Ending balance, value at Jun. 30, 2022	$ 161,396,304	$ 22,447,083	$ 14,044,269	$ (204,137,958)	$ 23,171,543		$ 16,921,241
Ending balance, shares at Jun. 30, 2022	15,590,789